Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity in the Stock Option Plan
A summary of the activity in the stock option plan for the year ended December 31, 2013 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Dollars in thousands)
Outstanding at beginning of year	281,829	$6.44	8.0 years	$659
Granted	8,000	10.19	10.0 years
Exercised	(12,968)	6.44
Forfeited or expired	(5,667)	6.44
Outstanding at end of year	271,194	6.55	7.8 years	1,239
Fully vested and expected to vest	271,194	6.55	7.8 years	1,239
Exercisable at end of year	98,570	6.44	7.8 years	461

Summary of Changes in the Company's Nonvested Shares
A summary of changes in the Company’s nonvested restricted shares for the year ended December 31, 2013 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year	93,528	$6.44
Granted	2,000	10.19
Vested	(23,382)	6.44
Forfeited	—	—
Nonvested at end of year	72,146	6.54